Balance Sheets (USD $)	Aug. 15, 2014
Current Assets
Cash and cash equivalents	$ 27,970
Total Current Assets	27,970
Equipment and software
Computer software	4,000
Other Assets
Notes Receivable - related party	7,000
Total Assets	38,970
Current Liabilities
Accounts Payable and accrued expenses	11,514
Total Liabilities	11,514
Commitments and Contingencies (See Note 3)
Stockholders' Equity
Common stock, $0.001 par value; 1,000,000 shares authorized, 1,000,000 shares issued and outstanding	1,000
Additional Paid in Capital	110,000
Accumulated Deficit	(83,544)
Total Stockholders' Equity	27,456
Total Liabilities and Stockholders' Equity	$ 38,970